Document and Entity Information	Jul. 21, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000876427
Document Type	8-K/A
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	200 Holleder Parkway
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14615
City Area Code	(585)
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 27, 2022 (“Original Filing”). The sole purpose of this Amendment is to furnish a corrected Exhibit 99.1 due to the inadvertent omission of a portion of the exhibit from the Original Filing due to a clerical error. Other than as described above, this Amendment does not modify or update any disclosures in or exhibits to the Original Filing nor does it reflect any events that may have occurred subsequent to the Original Filing.